Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

3. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,		As of September 30, 2013
	2011	2012
			(unaudited)
Value-added tax recoverable	$543	$486	$603
Prepaid license fees	150	294	141
Prepayment for material purchase	481	170	173
Rental deposits	316	321	400
Value-added tax refundable on export sales	56	306	489
Other prepaid expenses and other current assets	252	423	785

	$1,798	$2,000	$2,591